Securitizations and Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	$ 19,440		$ 16,044		$ 27,080	$ 23,763
Trading assets	77,814		51,414
Securities available for sale	222,613		172,654
Mortgages held for sale	48,357		51,763
Loans held for sale net	49,695		53,053
Loans	769,631		757,267		782,770	864,830	382,195
MSRs (carried at fair value)	12,603		14,467
Other assets	101,022		99,781
Total assets	1,313,867	[1]	1,258,128	[1]
Short-term borrowings, Amount	49,091		55,401		38,966
Accrued expenses and other liabilities	77,665		69,913
Long-term debt	125,354		156,983
Total liabilities	1,172,180	[2]	1,130,239	[2]
Noncontrolling interests	1,446		1,481
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	0		0
Trading assets	3,723		5,351
Securities available for sale	21,708		24,001
Mortgages held for sale	0		0
Loans	11,404		12,401
MSRs (carried at fair value)	12,080		13,261
Other assets	4,494		3,783
Total assets	53,409		58,797
Short-term borrowings, Amount	0		0
Accrued expenses and other liabilities	3,350		3,514
Long-term debt	0		0
Total liabilities	3,350		3,514
Noncontrolling interests	0		0
Net assets	50,059		55,283
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	321		200
Trading assets	293		143
Securities available for sale	3,332		2,159
Mortgages held for sale	444		634
Loans	11,967		16,708
MSRs (carried at fair value)	0		0
Other assets	1,858		2,071
Total assets	18,215		21,915
Short-term borrowings, Amount	3,450		3,636
Accrued expenses and other liabilities	1,138		743
Long-term debt	4,932		8,377
Total liabilities	9,520		12,756
Noncontrolling interests	61		94
Net assets	8,634		9,065
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	11		398
Trading assets	30		32
Securities available for sale	11,671		7,834
Mortgages held for sale	0		0
Loans	7,181		1,613
MSRs (carried at fair value)	0		0
Other assets	137		90
Total assets	19,030		9,967
Short-term borrowings, Amount	10,682		7,773
Accrued expenses and other liabilities	121		14
Long-term debt	6,686		1,700
Total liabilities	17,489		9,487
Noncontrolling interests	0		0
Net assets	1,541		480
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks at end of year	332		598
Trading assets	4,046		5,526
Securities available for sale	36,711		33,994
Mortgages held for sale	444		634
Loans	30,552		30,722
MSRs (carried at fair value)	12,080		13,261
Other assets	6,489		5,944
Total assets	90,654		90,679
Short-term borrowings, Amount	14,132		11,409
Accrued expenses and other liabilities	4,609		4,271
Long-term debt	11,618		10,077
Total liabilities	30,359		25,757
Noncontrolling interests	61		94
Net assets	$ 60,234		$ 64,828

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.